Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Net income	R$ 2,307,799	R$ 2,135,667	R$ 1,223,987
Adjustments to reconcile net income for the period with cash generation from operating activities:
Unrealized monetary and exchange variation and debt charges – net	2,071,041	1,951,552	1,298,681
Interest - bonus from the grant of concession agreements under the quota system	(120,800)	(114,370)	(118,439)
Remuneration of transmission concession contracts	(833,630)	(730,094)	(769,248)
Provision for allocation of PIS and Cofins credits	0	0	1,821,933
Income tax and social contribution	177,999	371,104	368,035
Deferred income tax and social contribution	421,436	(17,047)	(649,134)
Equity in earnings of investees	(281,202)	(307,809)	(478,577)
Appropriation of post-employment benefits obligations	257,711	267,741	266,273
Creation for research and development and energy efficiency programs	181,675	165,459	155,705
Recognition of fair value of assets from the indemnity for the concession	(82,424)	(62,167)	(79,169)
Sectorial financial assets and liabilities result	(923,724)	(1,070,196)	(1,847,863)
Depreciation and amortization	1,465,478	1,382,040	1,233,097
Provision arising from the voluntary dismissal program	18,306	610,057	0
Long-Term Incentive Plan - ILP	5,595	0	0
Net operating estimated losses, provisions and reversals	345,102	92,235	717,531
Realization of added value in business combinations	(722)	(722)	(721)
Fair value in energy purchase and sale operations	36,604	(5,045)	(32,748)
Derivatives fair value	0	0	2,907
Loss on disposal of accounts receivable related to concession	3,265	270	26,533
Loss on disposal of contract assets	14,496	16,728	8,829
Loss on disposal of property, plant and equipment	32,234	10,458	7,850
Loss on disposal of intangible assets	76,183	78,728	55,053
Result of write-offs of use rights of assets and liabilities of leases - net	(4,774)	726	(146)
Result on the sale of properties	(264,434)	0	0
Total	4,903,214	4,775,315	3,210,369
Decrease (increase) in assets
Trade accounts receivable	602,196	188,437	1,482,232
Dividends and interest on own capital received	223,985	174,826	67,732
Judicial deposits	18,427	33,298	1,521
Sectorial financial assets	354,421	36,964	966,466
Other receivables	(73,515)	(11,555)	69,208
Inventories	38,402	18,741	7,326
Income tax and social contribution recoverable	(295,650)	(201,003)	(488,495)
Other taxes recoverable	(50,731)	(138,520)	236,843
Prepaid expenses	(342)	(2,281)	(6,585)
Related parties	715	(201)	(1,135)
Total decrease (increase) in assets	817,908	98,706	2,335,113
Increase (decrease) in liabilities
Payroll, social charges and accruals	(313,552)	297,343	(191,643)
Suppliers	72,730	19,506	(347,157)
Other taxes	882,575	974,083	884,140
Post-employment benefits	(219,780)	(224,809)	(200,697)
Sectorial charges due	(16,641)	14,978	(151,898)
Research and development and energy efficiency	(336,956)	(255,295)	(202,073)
Payable related to the concession	(110,385)	(115,736)	(106,370)
Other accounts payable	(131,259)	149,450	106,269
Provisions for legal claims	(345,138)	(372,838)	(239,741)
Total increase (decrease) in liabilities	(518,406)	486,682	(449,170)
CASH GENERATED BY OPERATING ACTIVITIES	5,202,716	5,360,703	5,096,312
Income tax and social contribution paid	(219,219)	(294,676)	(124,381)
Loans and financing - interest due and paid	(471,276)	(521,134)	(337,455)
Debentures - interest due and paid	(1,089,013)	(1,127,607)	(890,123)
Charges for lease liabilities paid	(33,292)	(24,284)	(19,531)
NET CASH GENERATED BY OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	3,389,916	3,393,002	3,724,822
NET CASH GENERATED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	3,620	125,474	177,827
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,393,536	3,518,476	3,902,649
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(32,939)	(44,061)	44,190
Additions to contract assets	(2,174,902)	(1,973,215)	(1,909,603)
Acquisitions of subsidiaries - effect on cash	0	(911,450)	(18,031)
Investment disposal	47,066	58,132	0
Additions in investments	0	(10,780)	(4,829)
Capital reduction of investees	37,129	0	61,536
Additions to property, plant and equipment	(137,635)	(204,805)	(381,938)
Gains (losses) on disposals of property, plant and equipment	11,440	0	0
Additions to intangible assets	(4,098,286)	(13,388)	(8,319)
NET CASH USED BY INVESTMENT ACTIVITIES FROM CONTINUING OPERATIONS	(6,348,127)	(3,099,567)	(2,216,994)
NET CASH USED BY INVESTMENT ACTIVITIES FROM DISCONTINUED OPERATIONS	608,713	(35,524)	(558,002)
Cash flows from (used in) investing activities	(5,739,414)	(3,135,091)	(2,774,996)
Cash flows from (used in) financing activities [abstract]
Loans and financing obtained from third parties	5,051	45,325	1,891,954
Transaction costs of loans and financing obtained from third parties	(1,693)	(6,886)	(19,781)
Issue of debentures	3,920,000	2,900,000	1,500,000
Transaction costs in the issuing of debentures	(60,623)	(60,677)	(14,445)
Payments of principal - loans and financing	(261,753)	(260,971)	(1,000,319)
Payments of principal - debentures	(1,079,912)	(1,193,910)	(2,051,481)
Amortization of principal of lease liabilities	(70,949)	(69,293)	(57,212)
Capital increase	0	2,031,619	0
Transaction costs in capital increase	0	(14,941)	0
Share buyback	(50,044)	0	0
Dividends and interest on own capital paid	(1,586,565)	(750,371)	(2,167,769)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	813,512	2,619,895	(1,919,053)
NET CASH GENERATED (USED) BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	(9,656)	76,677	(2,988)
NET CASH GENERATED (USED) FROM FINANCING ACTIVITIES	803,856	2,696,572	(1,922,041)
Cash and cash equivalents at the beginning of the period	5,634,623	2,678,457	3,472,845
Cash and cash equivalents at the end of the period	4,161,939	5,634,623	2,552,407
Cash and cash equivalents variations from discontinued operations	(69,338)	123,791	126,050
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	R$ (1,542,022)	R$ 3,079,957	R$ (794,388)